UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 101.43%					$447,223,445
(Cost $418,404,503)

Alabama 2.50%					11,003,000
Alabama St Pub Sch & College Auth,
Rev Bond Drivers Ser 2403 (M)(P)	8.060%	12-01-15	A-1+	$10,000	11,003,000

Arizona 2.11%					9,295,038
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	Zero	06-01-21	D	2,150	43,000
Maricopa County Industrial Development Auth
Single,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	280	283,038
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	916,160
Phoenix Civic Improvement Corp District,
Rev Conc Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13 then
5.500%) (O)	Zero	07-01-28	BBB	1,000	816,100
Agricultural Improvement & Power District,
Rev Salt River Proj Ser 2008A	5.000	01-01-33	AA	7,000	7,236,740

California 22.98%					101,344,244
California State Kindergarten University,
Gen Oblig Unltd	5.125	04-01-23	A+	1,400	1,440,040
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	5,000	1,829,450
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	19,161,300
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	17,500	18,539,150
Madera, County of,
Rev Cert of Part Valley
Childrens Hosp	6.500	03-15-15	AA	13,185	14,796,866
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,782,463
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	AA	4,000	4,223,760
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	9,130	9,934,718
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-22	A+	2,500	2,718,550

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750%	09-01-23	BB	$25	$24,847
San Joaquin Hills Transportation Corridor
Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A	5.650	01-15-17	BB-	10,000	9,700,800
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	6,015,063
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,119,000
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,481,597
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,206,540
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AA	2,000	2,370,100

Colorado 1.48%					6,544,690
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB-	7,000	1,085,210
Rev Cap Apprec Ser B1	5.500	09-01-24	AAA	2,000	2,074,820
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,384,660

Delaware 0.71%					3,153,990
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,153,990

Florida 5.34%					23,564,140
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,527,300
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,018,050
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln
Prog Ser 2000A (G)	7.850	08-15-31	AA	3,500	3,986,185
Rev Student Hsg Cap Projs Ln
Prog Ser 2001G (G)	9.125	10-01-11	BBB	900	934,542
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,702,630
Crossings at Fleming Island Community
Development,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,011,160

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Hernando, County of,
Rev Criminal Justice Complex	7.650%	07-01-16	BBB	$500	$614,050
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	995	920,067
Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	AA	5,000	4,142,450
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,769,475
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,603,502
Stoneybrook West Community Development D,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	310	319,765
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB	15	14,964

Georgia 5.25%					23,161,402
Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	908,330
Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	A+	150	166,385
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	70,019
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,110,650
Rev Ref Pwr Ser 1993C	5.700	01-01-19	A+	5,000	5,535,200
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AA	2,000	2,613,920
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	169,422
Rev Unref Bal Ser 1993Z	5.500	01-01-20	A+	5,690	6,144,972
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,336,924
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,105,580

Illinois 6.83%					30,099,994
Chicago Board of Education,
Gen Oblig Unltd Cap App School
Reform Ser 1999A	Zero	12-01-18	A+	5,440	3,388,304
Gen Oblig Unltd Cap App City
Colleges	Zero	01-01-16	AA-	2,850	2,050,119
Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,152,820
Chicago Transit Authority Capital,
Rev Fed Transit Admin Sect 5307-A	5.250	06-01-26	AAA	3,000	3,192,060
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co
Proj	5.850	01-15-14	AAA	3,000	3,293,400
Kane County Community School District No 304,
Gen Oblig Unltd Cap Apprec
Ser 2004A	Zero	01-01-17	BBB	4,705	3,194,695

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Lake County Community Unit School
District No 95
Gen Oblig Unltd Cap Apprec Lake
Zurich	Zero	12-01-18	AA	$3,000	$1,836,240
Lake County Community Unit School
District No 24
Gen Oblig Unltd Cap Apprec
Millburn	Zero	01-01-22	BBB	2,440	1,213,144
Metropolitan Pier & Exposition Auth,
Rev Cap Apprec McCormick Pl Expn
Ser 1993A	Zero	06-15-15	BBB	500	378,810
Rev Ref Cap Apprec McCormick
Proj Ser 1996A	Zero	12-15-16	AAA	2,050	1,442,544
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No 1 (G)	6.700%	03-01-33	AA	1,000	1,146,980
Will County Community Unit School
District No 365,
Gen Oblig Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,752,507
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	3,058,371

Kansas 0.23%					998,240
Burlington Environmental Auth,
Rev Ref Kansas City Power & Light	5.375	09-01-35	A	1,000	998,240

Kentucky 1.28%					5,648,469
Kentucky Economic Development Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	2,034,810
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,613,659

Lousiana 1.22%					5,376,366
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750	06-01-30	Aaa	580	586,531
Louisiana Local Government Environmental,
Rev Westlake Chemical Corp	6.750	11-01-32	BB+	1,500	1,503,090
St. John the Baptist Parish,
Rev Marathon Oil Corp Ser 2007A	5.125	06-01-37	BBB+	3,500	3,286,745

Maryland 0.93%					4,122,120
Municipal Mortgage & Equity, LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,122,120

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Massachusetts 6.07%					$26,753,474
Massachusetts Bay Transportation Auth,
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	$13,595	5,477,426
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500%	12-01-24	AA	8,000	9,136,400
Rev Spec Oblig Dedicated Tax	5.500	01-01-27	BBB	5,000	5,472,350
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	3,500	4,400,515
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	1,915	2,102,613
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	85	88,919
Massachusetts Water Pollution Abatement
Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,251

Michigan 0.98%					4,311,130
Detroit Michigan Water Supply System,
Rev Ref Second Lien Ser C RMKT	5.750	07-01-27	AAA	3,000	3,308,910
Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,002,220

Minnesota 0.47%					2,090,860
St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig
Group Ser 2000A	5.875	05-01-30	Aaa	2,000	2,090,860

Missouri 0.25%					1,085,969
Fenton, City of,
Rev Ref Tax Increment Imp
Gravois Bluffs (G)	7.000	10-01-21	AAA	955	1,085,969

Nebraska 0.31%					1,383,708
Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,383,708

Nevada 0.01%					25,093
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,093

New Hampshire 0.76%					3,342,085
New Hampshire Health & Education Facilities
Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,325,025
New Hampshire Business Pollution Control Auth,
Rev Ref Poll Control Pub Svc Co
Prg Ser C	5.450	05-01-21	AA	2,000	2,017,060

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

New Jersey 3.06%					$13,492,332
New Jersey Economic Development Auth,
Rev Ref Newark Airport Marriot
Hotel	7.000%	10-01-14	Ba1	$2,000	2,012,600
New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	B-	1,120	1,124,122
New Jersey Tobacco Settlement Financing Corp,
Rev Preref Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,804,050
Rev Preref Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,551,560

New Mexico 0.46%					2,018,080
Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	BB+	2,000	2,018,080

New York 8.30%					36,578,573
New York City Industrial Development Agency,
Rev American Airlines JFK Intl
Arpt	7.625	08-01-25	B	2,500	2,348,750
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	2,000	2,021,020
Rev Ref Terminal One Group Assn
Proj	5.500	01-01-24	BBB+	1,500	1,526,895
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	365	396,160
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	403,643
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then
14.000%) (O)	Zero	11-01-29	AAA	5,000	4,419,800
New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,003,170
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA-	1,000	1,019,330
Rev Preref Ser 1990B	7.500	05-15-11	AA-	160	171,822
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	1,000	1,103,810
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA-	145	162,301
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	13.570	06-15-11	AAA	2,000	2,564,060

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

New York State Housing Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000%	05-01-11	AAA	$1,380	$1,502,599
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	8,700	8,715,225
Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA-	3,545	3,747,668
Rev Bond Ref Gen Purp	5.000	11-15-33	AA-	3,000	3,104,640
Westchester Tobacco Asset Securitization
Corp,
Rev Asset Backed Bond (Zero to
7-15-09, then 6.950%) (O)	Zero	07-15-39	AAA	2,000	2,367,680

Ohio 4.29%					18,919,920
Buckeye Tobacco Settlement Financing Auth,
Rev Asset Backed Sr Bond
Ser 2007A-2	5.125	06-01-24	BBB	6,000	5,493,600
Rev Asset Backed Sr Bond Turbo
Ser 2007A-2	5.875	06-01-30	BBB	2,000	1,809,360
Milford Exempt Village School District,
Gen Oblig Unltd	5.500	12-01-30	Aaa	5,275	6,016,560
Ohio State Turnpike Commission,
Rev Ref Ser A (P)	5.500	02-15-20	AA	5,000	5,600,400

Oklahoma 0.44%					1,941,680
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	1,941,680

Oregon 0.86%					3,812,857
Clackamas County School District No. 12,
Gen Oblig Unltd Ser 2007B	Zero	06-15-28	AAA	3,130	2,766,482
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,100	1,046,375

Pennsylvania 4.62%					20,369,590
Allegheny County Hospital Development Auth,
Rev Ref Health Sys West PA
Ser 2007A	5.375	11-15-40	BB	3,500	2,965,935
Allegheny County Industrial Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	2,500	2,540,625
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600	07-01-23	BB+	1,000	981,000
Carbon County Industrial Development Auth,
Rev Reg Resource Recovery
Panther Creek Partners Proj	6.700	05-01-12	BBB-	4,960	5,106,965
Pennsylvania State Turnpike Commission,
Rev Ref Bond Ser 2005A	5.250	07-15-30	AAA	5,000	5,521,750

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot
Hotel (G)	7.750%	12-01-17	B+	$3,250	$3,253,315

Puerto Rico 9.80%					43,193,466
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.470	07-01-11	AAA	6,500	7,477,990
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AA	200	215,046
Puerto Rico, Commonwealth of,
Pub Impt Ser A (I)Ser 975 (I)	5.000	07-01-18	Aaa	12,655	13,522,500
Rev Inverse Floater (M)(P)	7.720	07-01-11	AAA	14,000	16,639,280
Puerto Rico Electric Power Auth,
Rev Ref Bond Ser 2007V	5.250	07-01-26	AA	5,000	5,338,650

Rhode Island 0.24%					1,044,610
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope
Bay Village Ser 2002A (G)	6.875	05-01-22	BBB-	1,000	1,044,610

South Dakota 2.27%					10,004,200
South Dakota Educational Enhancement Funding
Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	10,004,200

Texas 3.95%					17,410,421
Bexar County Health Facilities Development
Corp,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB	1,000	1,133,190
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,500	1,489,260
Dallas/Fort Worth Texas International Airport,
Rev Ref JT Subser A-1-RMK	6.100	11-01-24	AA	1,600	1,611,088
Harris, County of,
Gen Oblig Ltd Cap Apprec Ser 2002	Zero	08-15-19	AA+	3,000	1,802,730
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AA	900	633,393
North Texas Thruway Auth,
Rev Ref Sys First Tier Ser A	6.000	01-01-25	A-	3,000	3,226,110
SA Energy Acquistion Public Facility Corp,
Rev Ref Gas Supply	5.500	08-01-27	AA-	5,000	5,011,350
Tarrant County Cultural Education Facilities,
Rev Ref Texas Health Resources
Ser 2007A	5.000	02-15-26	AA-	2,500	2,503,300

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Utah 0.43%					$1,893,945
Mountain Regional Water Special Service
District,
Rev Spec Assessment Spec Imp
Dist No. 2002-1 (G)	7.000%	12-01-18	BBB+	$860	862,933
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	890	1,031,012

Virginia 0.61%					2,707,800
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,707,800

Washington 1.64%					7,222,661
Washington Public Power Supply System,
Rev Ref Nuclear Proj No. 1
Ser 1989B	7.125	07-01-16	AA-	1,500	1,858,515
Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA+	1,000	1,147,320
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,155	4,216,826

West Virginia 0.75%					3,309,298
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med
Ctr	6.750	09-01-22	A2	2,400	2,647,438
Rev Unref Bal Charleston Area
Med Ctr	6.750	09-01-22	A2	600	661,860

Total investments (Cost $418,404,503)† 101.43%					$447,223,445

Other assets and liabilities, net 0.87%					($6,314,048)

Total net assets 100.00%					$440,909,397
The percentage shown for each investment
category is the total value of that category as a
percentage of the net assets of the Fund.

John Hancock
Tax-Free Bond Fund
Notes to Schedule of Investments
May 31, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. (unaudited)

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security is part of an inverse floater trust.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,276,110 or 1.65% of the Fund's net assets as of May 31, 2008.

† The cost of investments owned on May 31, 2008, including short-term investments, for federal income tax purposes was $416,566,891. Gross unrealized appreciation and depreciation of investments aggregated $34,530,249 and $3,873,695, respectively, resulting in net unrealized appreciation of $30,656,554.

Notes to Schedule of Investments - Page 10

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

Notes to Schedule of Investments - Page 11

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q3 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 106.14%					$111,276,345
(Cost $108,081,894)

Arkansas 0.47%					497,120
Conway Public Facilty Board Capital,
Rev Impt Hendrix College Proj Ser 2008S-B	5.000%	10-01-33	A	$500	497,120

California 13.57%					14,229,266
California, State of,
Gen Oblig Ref Daily Kindergarten Univ
Ser 2004A-4 (P)	0.830	05-01-34	AA	200	200,000
Rev Economic Recovery Ser 2004C-5 (P)	0.830	07-01-23	AA+	2,900	2,900,000
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	4,000	713,240
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-18	AAA	7,950	5,357,426
Golden State Tobacco Securitization Corp.,
Rev Asset Backed Sr Bond Ser 2007A-1	4.500	06-01-27	BBB	1,500	1,319,700
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,018,550
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AA	2,500	2,720,350

Colorado 3.03%					3,180,746
Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty Proj
Ser 2006A (G)	5.750	01-01-26	BB+	1,000	924,970
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB-	15,700	2,255,776

Delaware 1.01%					1,059,170
Charter MAC Equity Issuer Trust,
Bond (S)	6.000	04-30-19	Aaa	1,000	1,059,170

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Florida 17.65%					$18,503,740
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375%	05-01-34	BB+	$1,055	1,074,201
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,471,082
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,277,820
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,329,126
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A	8.950	10-01-33	AAA	1,000	1,234,210
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,011,160
Heritage Harbor North Community Development,
Rev Spec Assessment Cap Imp (G)	6.375	05-01-38	BB+	1,250	1,118,350
Main Street Community Development District,
Rev Bond Ser 2008A (G)	6.800	05-01-38	BB	1,000	920,220
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr Ser 2001A	6.125	11-15-11	BB+	755	774,781
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	745	688,894
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	645	602,675
Rev Spec Assessment Cap Imp (G)	6.250	05-01-34	BB+	1,000	909,690
Poinciana Community Development District,
Rev Spec Assessment (G)	6.000	05-01-37	BB+	1,000	862,340
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	400	402,984
Seminole Tribe,
Rev Spec Oblig Ser 2007A (S)	5.250	10-01-27	BBB	1,000	933,400
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB-	960	939,677
Tolomato Community Development District,
Rev Spec Assessment (G)	6.450	05-01-23	BB+	1,000	980,260
Rev Spec Assessment (G)	6.650	05-01-40	BB+	1,000	972,870

Georgia 13.28%					13,923,095
Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,362,495
Rev Wtr & Waste Wtr (G)(I)K)(P)	5.000	11-01-19	AAA	10,000	10,562,600
Putnam County Development Auth Pollution
Control,
Rev GA Pwr Co 1st Ser (M)	5.100	06-01-23	A	2,000	1,998,000

Illinois 2.00%					2,101,880
Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,101,880

John Hancock
High Yield Municipal Bond Fund

Securities owned by the Fund on

May 31, 2008 (unaudited)

Indiana 0.62%					$645,985
St. Joseph, County of,
Rev Econ Dev Holy Cross Village Notre Dame Proj
Ser 2006A (G)	6.000%	05-15-26	BB+	$230	217,677
Rev Econ Dev Holy Cross Village Notre Dame Proj
Ser 2006A (G)	6.000	05-15-38	BB+	475	428,308

Iowa 0.22%					234,540
Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives Proj	9.250	07-01-25	AAA	195	234,540

Kansas 1.43%					1,497,360
Burlington Environmental Improvement,
Rev Ref KC Pwr & Lt Ser 2007B	5.375	09-01-35	A	1,500	1,497,360

Lousiana 1.85%					1,941,130
Louisiana Local Government Environmental
Facilities Community Development Auth,
Rev Bond	6.750	11-01-32	BB+	1,000	1,002,060
St. John the Baptist Parish,
Rev Marathon Oil Corp. Ser 2007A	5.125	06-01-37	BBB+	1,000	939,070

Maryland 2.57%					2,689,770
Baltimore, City of,
Rev Spec Oblig Ser 2008A (G)	7.000	09-01-38	BB+	1,000	1,002,750
Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	844,980
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	842,040

Massachusetts 7.76%					8,132,140
Massachusetts Development Finance Agency,
Rev Linden Ponds Facil Ser 2007A (G)	5.750	11-15-42	BB+	1,500	1,306,530
Rev Resource Recovery Ogden Haverhill Proj
Ser 1998B	5.500	12-01-19	BBB	1,700	1,680,195
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	AA	2,500	3,143,225
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB+	1,000	1,025,010
Rev Caregroup Ser 2008R-1 (M)	5.125	07-01-33	BBB+	1,000	977,180

Minnesota 0.93%					977,550
North Oaks Senior Housing,
Rev Presbyterian Homes (G)	6.000	10-01-27	BB-	1,000	977,550

Missouri 0.87%					908,560
Branson Regional Airport,
Rev Bond Ser 2007B (G)	6.000	07-01-25	BB-	1,000	908,560

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

New Hampshire 1.69%					$1,768,760
New Hampshire State Business & Finance Auth,
Rev Solid Waste Mgmt, Inc. Proj	5.200%	05-01-27	BBB	$2,000	1,768,760

New Jersey 3.26%					3,412,670
New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	CCC	1,250	1,254,600
Rev Ref St Peters Univ Hosp Ser 2000A	6.875	07-01-30	BBB-	1,000	1,020,180
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,137,890

New York 2.45%					2,573,321
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB+	1,500	1,515,765
New York Liberty Development Corp.,
Rev National Sports Museum Proj Ser 2006A (G)	6.125	02-15-19	BB-	500	501,585
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB-	555	555,971

North Carolina 0.95%					997,810
North Carolina Eastern Municipal Power Agency,
Rev Ref Bond Ser 2008A	5.000	01-01-24	BBB	1,000	997,810

Ohio 5.56%					5,828,674
Buckeye Tobacco Settlement Financing Auth,
Rev Asset Backed Sr Bond Ser 2007A-2	5.125	06-01-24	BBB	1,465	1,341,354
Rev Asset Backed Sr Bond Ser 2007A-2	5.750	06-01-34	BBB	4,000	3,482,160
Hickory Chase Community Auth,
Rev Infrastructure Impt Proj (G)	7.000	12-01-38	BB	1,000	1,005,160

Oklahoma 0.93%					970,840
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	970,840

Oregon 1.44%					1,509,831
Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 2006B (G)	5.000	01-01-14	BBB-	1,105	1,051,131
Rev Wauna Cogeneration Proj Ser 2006B (G)	5.000	01-01-16	BBB-	500	458,700

Pennsylvania 0.81%					847,410
Allegheny County Hospital Development Auth,
Rev West Penn Hlth Sys Ser 2007A	5.375	11-15-40	BB	1,000	847,410

Puerto Rico 5.74%					6,016,400
Puerto Rico Commonwealth Aqueduct & Sewer Auth,
Rev Sr Lien Ser 2008A	Zero	07-01-24	BBB-	1,500	1,314,600

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Puerto Rico, Commonwealth of,
Pub ImptgSer A (I)Ser 975 (P)	5.000%	07-01-18	Aaa	$3,345	$3,687,160
Ref Gen Oblig Unltd Pub Impt Ser 2008A	5.500	07-01-32	BBB-	1,000	1,014,640

Rhode Island 0.34%					360,390
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002A (G)	6.875	05-01-22	BBB-	345	360,390

South Carolina 1.76%					1,843,530
Lancaster, County of,
Rev Assessment Edenmoor Imp Dist Ser 2006A (G)	5.750	12-01-37	BB	1,000	840,550
Piedmont Municipal Power Agency,
Rev Electric Bond Ser 2008A-2	5.000	01-01-24	BBB	1,000	1,002,980

Tennessee 1.14%					1,191,070
Johnson City Health & Educational Facilities
Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,191,070

Texas 7.13%					7,475,176
Bexar County Health Facilities Development
Corp.,
Rev Ref Army Retirement Residence Proj (G)	6.300	07-01-32	BBB	150	169,979
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co.
Ser 1999A	7.700	04-01-33	CCC	1,000	992,840
Brazos Harbour Industrial Development Corp.,
Rev Ref Dow ChemEnvironmental Facs Proj	5.900	05-01-38	A-	2,000	2,010,320
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,245,467
Lower Colorado River Auth,
Rev Ref Bond (M)	5.750	05-15-37	A	1,000	1,043,600
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	Ba3	1,000	1,012,970

Virginia 3.93%					4,120,950
Pocahontas Parkway Assoc.,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,707,800
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	AAA	5,000	1,413,150

Washington 0.88%					923,541
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	910	923,541

Wyoming 0.87%					913,920
Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC Corp Proj	5.600	12-01-35	BBB	1,000	913,920

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.11%			$112,000
(Cost $112,000)

Joint Repurchase Agreement 0.11%			112,000
Joint Repurchase Agreement with Barclays Bank
Plc dated 5-30-08 at 2.150% to be repurchased
at $112,020 on 6-2-08, collateralized
by $96,779 U.S. Treasury Inflation Indexed Bond,
2.375% due 1-15-25 (valued at $114,240,
including interest)	2.150%	$112	112,000

Total investments (Cost $108,193,894)† 106.25%			$111,388,345

Other assets and liabilities, net (6.25%)			($6,553,621)

Total net assets 100.00%			$104,834,724

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
High Yield Municipal Bond Fund
Notes to Schedule of Investments
May 31, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Security is part of an inverse floater trust.

(M) These securities having an aggregate value of $4,018,780, or 3.83% of the Fund's net assets, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,992,570 or 1.90% of the Fund's net assets as of May 31, 2008.

† The cost of investments owned on May 31, 2008 for federal income tax purposes, including short-term investments, was $108,193,894. Gross unrealized appreciation and depreciation of investments aggregated $5,424,556 and $2,230,105, respectively, resulting in net unrealized appreciation of $3,194,451.

Notes to Schedule of Investments - Page 7

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Inverse floaters
Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

Notes to Schedule of Investments - Page 8

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q3 5/08
7/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008